UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SEMI-ANNUAL SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum, Esq., c/o Sichenzia, Ross, Ference, Kesner
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 930-9700

Date of fiscal year end:	April 30, 2018

Date of reporting period:	October 31, 2017

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s semi-annual report as of October 31, 2017 transmitted to stockholders.

Tridan Corp.
Financial Statements
October 31, 2017 and 2016

Tridan Corp.
Contents
October 31, 2017 and 2016

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

ACCOUNTANT’S COMPILATION REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2017 and 2016, and the related statements of operations for the six months ended October 31, 2017 and 2016 and the related statement of changes in net assets for the six months ended October 31, 2017. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2017 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 22, 2017, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2017 AND 2016

	2017	2016
Assets
Investments in municipal obligations, at fair value (original cost - $37,699,813 and $37,773,993, respectively) (amortized cost - $35,533,125 and $35,792,599, respectively)	$36,814,881	$37,702,132
Cash and cash equivalents	173,581	321,586
Prepaid expenses and other current assets	2,576	6,294
Accrued interest receivable	511,883	482,169

Total assets	$37,502,921	$38,512,181

Liabilities
Accrued investment advisory fees	$38,264	$39,733
Accrued fees - affiliate	19,143	18,718
Accrued other	12,270	12,775
Common stock redemption payable	4,479	389,284

Total liabilities	74,156	460,510

Net assets	$37,428,765	$38,051,671

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock	(1,685,302)	(1,674,181)
Distributable earnings:
Over distributed net investment income	(47,982)	(53,708)
Undistributed capital gains (losses)	-	(10,267)
Unrealized appreciation of investments, net	1,281,753	1,909,531

Net assets [equivalent to $ 12.24 and $12.44 per share, respectively, based on 3,058,739.4392 shares and 3,059,643.6822 shares of common stock outstanding, respectively]	$37,428,765	$38,051,671

See accompanying notes and accountant's compilation report.	- 2 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

		2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured
N.Y. Bond Bank Agency SCH Purpose Revenue 5.0% due December 1, 2019	300,000	324,958	323,610	300,000	336,928	334,758

N.Y.S. Dormitory Authority Revs Non St Supported Debt St Johns Univ - Insd 5.25% due July 1, 2021	1,000,000	1,030,823	1,141,250	1,000,000	1,039,157	1,179,270

N.Y.S. Dormitory Authority Revs City University Sys Ref Cons 5th Gen 5.5% due July 1, 2019	1,000,000	1,014,668	1,072,850	1,000,000	1,024,010	1,117,550

Sachem Central School District NY Holbrook Ref Unlimited Tax 5.25% due October 15, 2019	500,000	509,269	539,470	500,000	513,941	561,370

State of NY Dormitory Auth Personal Inc Tax Rev Ref Educ.5.50 % due March 15, 2025	500,000	534,250	624,785	500,000	538,892	643,080

	3,300,000	3,413,968	3,701,965	3,300,000	3,452,928	3,836,028

Revenue Backed
City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2009 (Par Call June 15, 2018 @100) 5.625% due June 15, 2024	1,000,000	998,206	1,028,350	1,000,000	996,873	1,076,850

Erie County NY Fiscal Stability Sales Tax 5.00% due June 15, 2024	165,000	202,625	199,064	-	-	-

City of New York NY Transitional Finance Auth Rev Sub Future Tax Secured (Par Call November 1, 2019 @100):

5.00% due November 1, 2020	500,000	515,075	538,252	500,000	521,222	559,515

5.00% due November 1, 2021	1,000,000	1,027,355	1,076,830	1,000,000	1,040,330	1,119,030

NY City Transitional Financial Authority Rev Future Tax (Par Call November 1, 2022 @100)5.00% due November 1, 2026	550,000	589,152	642,922	550,000	596,970	665,676

Brookhaven NY Limited Tax 4.0% due March 15, 2023	1,000,000	1,150,508	1,128,500	1,000,000	1,178,380	1,166,050

Erie Count Indvl Dev Agency 5.0% due May 1, 2025	750,000	939,245	911,168	750,000	949,124	941,993

NYC NY Cultural Res-Museum of Modern Art 4.0% due February 1, 2023	400,000	458,337	450,704	400,000	469,427	464,164

Longwood NY Central School District Suffolk 5.00% due March 15, 2019	185,000	195,183	194,855	185,000	202,617	202,706

Schnectady CNTY NY Various Purposes LTD Tax 5.0% due December 15, 2020	800,000	888,531	893,152	800,000	916,851	928,616

See accompanying notes and accountant's compilation report.	- 3 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

	2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
Schnectady CNTY NY Various Purposes LTD Tax 5.0% due December 15, 2022	300,000	348,978	352,485	300,000	358,532	367,353

Harrison NY REF Public Impt LTD Tax 5.0% due December 15, 2023	100,000	126,059	120,390	100,000	125,840	123,892

Saratoga County NY Ref LTD Tax 5.0% due July 15, 2023	100,000	126,804	119,301	100,000	126,577	124,351

SNT Lawrence CNTY NY REF Limited Tax (Par Call May 15, 2025) 5.0% due May 15, 2026	105,000	122,578	126,039	105,000	124,759	128,786

NYC NY TR Cultural Res-Museum of Modern Art 4.0% due April 01, 2026	500,000	589,604	581,285	500,000	600,535	593,465

Middele CTRY NY central School District-AT Centereach 5.0% due August 01, 2020	150,000	165,608	165,962	150,000	171,277	170,780

Laurens NY Central School District (Par Call June 15, 2025)4.0% due June 15, 2028	305,000	334,045	342,545	305,000	337,853	351,115

Nassau County Gen Impt Unltd Tax (Par Call October 1, 2020 @100) 4.00% due October 1, 2022	550,000	560,654	586,778	550,000	564,717	601,832

Brookhaven NY REF Unlimited Tax 5.00% due March 15, 2025	500,000	610,292	613,295	-	-	-

NY ST Environmental FACS 5.00% due June 15, 2026	1,300,000	1,559,629	1,617,824	-	-	-

State of NY Local Gov't (Par Call April 1, 2018 @100) 5.0% due April 1, 2019	200,000	198,997	203,310	200,000	202,075	211,692

Brookhaven New York Unlimited Tax 5.00% due November 15, 2019	450,000	470,452	485,712	450,000	480,459	504,896

State of NY Dormitory Auth State Pers. Inc. Tax 5.5% due March 15, 2026	200,000	242,096	253,518	200,000	247,121	261,220

State of NY Dormitory Auth Lease Rev (Par Call August 15, 2020 @100) 5.00 % due August 15, 2023	420,000	422,009	462,865	420,000	422,989	476,242

New York, New York Unlimited Tax (Par Call August 1, 2020 @100) 5.00 % due August 1, 2023	510,000	530,311	561,479	510,000	537,681	581,267

See accompanying notes and accountant's compilation report.	- 4 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

	2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
New York, New York Unlimited Tax (Par Call August 1, 2019 @100) 5.00 % due August 1, 2026	350,000	351,302	372,796	350,000	352,010	385,893

City of New York Municipal Fin Auth Wtr & Swr Rev (Par Call June 15, 2019 @100) 5.00 % due June 15, 2027	500,000	504,919	530,710	500,000	507,946	552,130

Port Authority of NY and NJ 5.375 % due March 1, 2028	150,000	153,238	183,568	150,000	153,551	187,673

NYS Dormitory (Par Call July 1, 2018 @100) 5.00 % due July 1, 2029	300,000	300,000	307,857	300,000	300,000	320,505

Util. Debt Securitization (Par Call June 15, 2024 @100) 5.00% due December 15, 2026	500,000	587,114	609,440	-	-	-

Erie County NY Fiscal Stability Sales Tax (Par Call June 15, 2027 @100) 5.00% due June 15, 2029	1,000,000	1,233,027	1,232,760	-	-	-

Greece NY Central School District Unlimited Tax (Par Call December 15, 2022 @100) 5.0% due December 15, 2023	500,000	551,444	580,560	500,000	561,086	600,180

Rensselaer Cnty, NY Limited Tax 5.00% due September 1, 2024	100,000	125,349	121,808	100,000	125,135	126,165

Mattituck-Cutchogue NY Central School District Unlimited Tax (Par Call July 15, 2025 @100) 5.0% Unlimited tax due July 15, 2026	280,000	331,798	338,548	280,000	338,515	350,029

Mattituck-Cutchogue NY (Par Call July 15, 2025 @100) 5.0% Unlimited tax due July 15, 2027	365,000	429,430	436,894	365,000	437,784	450,848

Putnam County NY Limited Tax (Par Call January 15, 2026 @100) 5.0% due January 15, 2027	135,000	161,123	164,886	135,000	164,302	170,413

Halfmoon NY Pub Imp Limited Tax (Par Call June 15, 2025 @100) 5.0% due June 15, 2027	280,000	329,330	336,518	280,000	335,804	347,675

Gates Chili NY Central School Unlimited Tax (Par Call June 15, 2025 @100) 5.0% due June 15, 2027	200,000	237,805	242,250	200,000	242,760	248,520

See accompanying notes and accountant's compilation report.	- 5 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

	2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
Western Nassau Cty Water Auth (Par Call April 1, 2025 @100) 5.0% due April 1, 2028	100,000	113,633	118,455	100,000	115,470	120,425

N.Y.S. Thruway Authority St Pers Income Tax Rev Transn 5.25% due March 15, 2019	750,000	758,883	791,648	750,000	765,354	824,678
	17,550,000	19,540,728	20,025,283	14,085,000	15,571,926	16,306,625

Pre-refunded
Starpoint NY Central School District Ref Unlimited Tax 5.0% due June 15, 2020	250,000	267,996	274,763	250,000	274,838	284,367
	250,000	267,996	274,763	250,000	274,838	284,367

General Obligations
Wantagh New York UN Free School 5.00% due September 1, 2021	550,000	601,496	627,121	550,000	614,902	649,358

Central Islip New York Union Free School School District Ref Unlimited Tax 5.00% due July 15, 2022	750,000	849,187	871,342	750,000	870,126	901,763

Hilton New York Central School District Unlimited Tax 4.0% due June 15, 2019	500,000	520,558	522,960	500,000	533,212	535,795

Rockville Center NY Limited Tax 4.0% due June 15, 2022	200,000	222,288	223,980	200,000	221,987	230,924

Brentwood New York UN Free School 5.00% due January 15, 2023	430,000	463,198	505,181	430,000	469,998	523,306

Connetquot New York Central School District Unlimited Tax 5.0% due January 15, 2024	400,000	433,109	477,784	400,000	438,437	495,140

Syosset New York Central School District Unlimited Tax 5.0% due December 15, 2022	735,000	797,004	847,394	735,000	807,748	877,422

Syosset New York Central School District Unlimited Tax 5.0% due December 15, 2022	125,000	136,355	146,532	125,000	138,941	151,829

Onondaga County NY Ref Unlimited Tax (Par Call March 15, 2024 @100) 5.0% due March 15, 2025	285,000	322,001	344,605	285,000	327,802	354,095

North Babylon NY Un Free School Dist Ref Unlimited Tax (Par Call August 1, 2022 @100) 5.0% due August 1, 2023	250,000	277,458	288,768	250,000	283,232	298,903

Battery Park City NY Authority SR-Ser A (Par Call November 1, 2023 @100) 5.0% due November 1, 2029	140,000	151,521	165,972	140,000	153,746	169,733

Buffalo & Ft. Erie NY Pub Bridge Auth Toll Bridge Sys Rev 5.0% due January 1, 2025	410,000	465,443	496,883	410,000	473,140	505,715

See accompanying notes and accountant's compilation report.	- 6 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

	2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)
Bayport Blue Point NY Un Free School Dist Ref Unlimited Tax 5.0% due September 15, 2024	250,000	290,032	303,842	250,000	295,849	314,997

Saratoga Springs NY Ref Public Imports-Unlimited Tax (Par Call February 15, 2023 @100) 5.0% due February 15, 2025	225,000	255,850	263,005	225,000	260,662	270,665

Build NYC Resource Corp.NY Rev United Jewish Appeal (Par Call July 1, 2024 @100) 5.0% due July 1, 2025	320,000	367,949	381,587	320,000	374,559	392,765

Tompkins County NY Public Impt Ser B Limited Tax (Par Call December 15, 2024 @100) 5.0% due December 15, 2027	500,000	585,299	599,065	500,000	597,260	619,670

Util Debt Securitization Auth NY Restructuring Ser TE (Par Call December 15, 2023 @100) 5.0% due December 15, 2028	500,000	535,174	596,145	500,000	541,224	610,770

Clarkstown Central School District NY Unlimited Tax 4.0% due May 15, 2019	500,000	519,544	522,180	500,000	531,760	538,135

Rhinebeck New York Central School District Unlimited Tax (Par Call June 15, 2023 @100) 4.0% due June 15, 2025	535,000	571,421	587,580	535,000	577,887	603,527

Queensbury New York Union Free School 4.00% due December 15, 2018	225,000	229,690	232,287	225,000	233,855	238,763

Riverhead NY Limited Tax 4.0% due June 1, 2021	1,005,000	1,059,991	1,099,621	1,005,000	1,075,312	1,130,594

Bethlehem, NY Central School District Unlimited Tax 4.00% due January 15, 2021	500,000	525,599	542,535	500,000	533,564	556,925

Plainview Old Bethpage New York Central School District Ref Unlimited Tax 5.00% due December 15, 2020	250,000	261,577	280,963	250,000	265,278	292,048
	9,585,000	10,441,744	10,927,332	9,585,000	10,620,481	11,262,842

Short-term
Village of Briarcliff Manor New York Pub Impt Unlimited Tax 5.0% due September 1, 2017	-	-	-	215,000	216,360	222,592

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2018	-	-	-	430,000	433,436	446,783

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2019	-	-	-	585,000	589,215	607,833

See accompanying notes and accountant's compilation report.	- 7 -

TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2017 and 2016

	2017			2016
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Short-term (continued)
N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	-	-	-	115,000	114,858	117,125
5.5% due April 1, 2017	-	-	-	340,000	352,077	346,283

N.Y.S. Urban Development Corp Rev Ref Svc Contract 5.00% due January 1, 2017	-	-	-	225,000	225,719	226,645

Triborough Bridge & Tunnel Authority NY General Purpose Revs (Escrowed to Maturity) 5.5% due January 1, 2017	-	-	-	105,000	105,153	105,839

State of NY Dormitory Auth State Pers. Inc. Tax (Par Call March 15, 2018 @100) 5.00 % due March 15, 2022	-	-	-	750,000	756,604	792,743

N.Y.S. Dormitory Authority Revs Non St Supported Debt Insd Sien College (Par Call July 1, 2016 @100) 5.0% due July 1, 2020	-	-	-	1,000,000	1,007,539	1,003,690

Build NYC Resource Corp NY Rev 5.00% due August 01, 2018	135,000	141,210	138,996	-	-	-

Starpoint NY Central School District Ref Unlimited Tax 5.0% due June 15, 2018	550,000	565,122	563,888	850,000	895,268	906,483

N.Y.S. Dormitory Authority Revs 5.5% due May 15, 2018	1,155,000	1,162,357	1,182,651	1,155,000	1,176,197	1,236,254
	1,840,000	1,868,689	1,885,535	5,770,000	5,872,426	6,012,270

	32,525,000	35,533,125	36,814,878	32,990,000	35,792,599	37,702,132

See accompanying notes and accountant's compilation report.	- 8 -

TRIDAN CORP.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2017 AND 2016

	2017	2016
Investment income

Interest	$796,166	$794,054
Amortization of bond premium and discount - net	(286,903)	(249,731)

Total investment income	509,263	544,323

Expenses

Investment advisory fees	55,863	58,212
Professional fees	69,353	69,625
Director's fees	31,000	38,500
Administrative and accounting expenses	36,000	36,000
Insurance and other expenses	11,605	8,885

Total expenses	203,821	211,222

Net investment income	305,442	333,101

Realized and unrealized gain (loss) on investments
Net realized gain on investments	16,709	-
Net unrealized appreciation (depreciation) on investments	(90,675)	(472,495)

Net realized and unrealized gain (loss) on investments	(73,966)	(472,495)

Net increase (decrease) in net assets resulting from operations	$231,476	$(139,394)

See accompanying notes and accountant's compilation report.	- 9 -

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017	Six Months Ended October 31, 2016	Year Ended April 30, 2017

Increase (decrease) in net assets resulting from operations
Net investment income	$305,442	333,101	$681,930

Net realized gain on investments	16,709	-	18,097

Unrealized ( depreciation) on investments	(90,675)	(472,495)	(1,009,598)

Net increase (decrease) in net assets resulting from operations	231,476	(139,394)	(309,571)

Distributions to shareholders from
Net investment income	(350,413)	(370,913)	(676,878)
Capital gains	(16,709)	-	-
Redemptions of shares
880.3260 shares (October 2017), 31,317.5065 (October 2016) 31,341.4235 shares (April 2017), respectively	(10,826)	(389,595)	(389,887)

Total (decrease)	(146,472)	(899,902)	(1,376,336)

Net assets
Beginning of period	37,575,237	38,951,573	38,951,573

End of period	$37,428,765	38,051,671	$37,575,237

See accompanying notes and accountant's compilation report.	- 10 -

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed‑end, non‑diversified management investment company, registered under the Investment Company Act of 1940.

Basis of Presentation

The accompanying financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Acquisition and Valuation of Investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date.  Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation.  Securities for which quotations are not readily available are valued at fair value as determined by the board of directors.  There were no securities valued by the board of directors, for which quotations were not readily available, as of October 31, 2017 and 2016.

Amortization of Bond Premium or Discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income Taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no income tax provision would be required.

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments.  Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments is exempt from Federal and state income taxes.

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly.  Distributions of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less to be cash equivalents.

Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The Company maintains all of its cash on deposit in one financial institution.  At October 31, 2017, there were no cash and cash equivalents held in excess of federally insured limits. At October 31, 2016 the amount of cash and cash equivalents held in excess of federally insured limits was approximately $71,000. The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments.

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

Fair value of Financial Instruments

The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items.  The Company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946).  See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology which is unchanged as of October 31, 2017 and 2016.  FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.  The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

The levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Company’s investments in municipal obligations are all considered  Level 2 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of October 31, 2017 and 2016:

	Quoted Prices for Identical Instruments in Non-active Markets (Level 2)
	October 31,
	2017	2016

Investments in municipal obligations	$36,814,881	$37,702,132
Total investments at fair value	$36,814,881	$37,702,132

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

The Company utilizes quoted market prices for it securities owned, when available.  Instruments classified as Level 2 are valued using industry-standard models or other valuation methodologies calibrated to observable market inputs.  These models consider various assumptions regarding the security or securities with similar characteristics, such as trade data, bid price or spread, two sided markets, quotes, benchmark curves, and market data feeds, as well as other measurements.

2.	Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	October 31,
	2017	2016

Cash and cash equivalents	$173,581	$321,586

3.	Accrued Liabilities

Accrued liabilities consist of the following at:

	October 31,
	2017	2016

Accrued investment advisory and custodian fees (a)	$38,264	$39,733
Accrued fees - affiliate (b)	$19,143	$18,718
Accrued other:
Accrued audit fees (c)	$12,125	$12,500
Accrued administrative and stock redemptions	4,479	275
	$16,604	$12,775

(a)
The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investment-s.  The annual advisory fee is .28 of one percent and the custody fee is .02 of one percent of the net assets under management.  The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)
For the six months ending October 31, 2017 and 2016, the Company incurred legal fees of approximately $44,000 and $45,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the six months ending October 31, 2017 and 2016, the Company incurred audit fees of approximately $25,000 and $24,000, respectively.

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

4.	Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $1,584,000 and $2,065,000, respectively, for the six months ended October 31, 2017, and $3,676,000 and $-0-, respectively, for the six months ended October 31, 2016.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at October 31, 2017 and 2016, was approximately $35,533,000 and $35,793,000, respectively, and net unrealized appreciation, at October 31, 2017 and 2016, for U.S. Federal income tax purposes was approximately $1,282,000 and $1,909,000, respectively (gross unrealized appreciation of approximately $1,372,000 and $1,955,000, respectively; gross unrealized depreciation of approximately $90,000 and $46,000, respectively).

5.	Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2017 and 2016, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 25,287 shares and 26,192 shares, respectively, of outstanding common stock, at October 31, 2017 and 2016.  The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death.  Shares are redeemed at the net asset value per share, as of the end of the Company's fiscal quarter in which the request for redemption is received.  At October 31, 2017 and 2016, 111,029.6743 shares ($1,320,425) and 110,125.4313 shares ($1,309,305), respectively, have been redeemed under this plan.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset values per share and the shares outstanding are as follows:

	October 31,
	2017	2016

Net asset value	$12.24	$12.44
Shares outstanding at:
October 31, 2017	3,058,739.4392
October 31, 2016	3,059,643.6822

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

6.	Distributions

During the six months ended October 31, 2017, 2016, distributions of $367,122 ($.12 per share), $370,913 ($.12 per share), respectively were declared and paid to shareholders, Distributions for the year ended April 30, 2017 amounted to $676,878 ($.22 per share). Substantially all of the distributions were exempt from Federal income taxes except for $16,709 of capital gain distributions during the six months ended October 31, 2017.

The tax character of distributions paid during the six months ending October 31, 2017, and 2016 and for the year ending April 30, 2017 is as follows:

	Six Months Ended October 31,		Year Ended April 30,
	2017	2016	2017
Distributions paid from investment income:
Tax-exempt investment income, net	$350,413	$370,913	$676,878
Capital gains	16,709	-	-
	$367,122	$370,913	$676,878

As of October 31, 2017, 2016 and April 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Six Months Ended October 31,		Year Ended April 30,
	2017	2016	2017
Over-distributed tax-exempt investment income, net	$(47,982)	$(53,708)	$(10,843)
Over-Undistributed capital gains (losses)	-	(10,267)	7,830
Unrealized appreciation of investments, net	1,281,753	1,909,531	1,372,428

	$1,233,771	$1,845,556	$1,369,415

Capital loss carryforwards as of October 31, 2017 and 2016 were $0 and $10,267, respectively. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2017, 2016 and for the year ended April 30, 2017.  There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the six months ended October 31, 2017 and 2016 and for the year ended April 30, 2017.

Tridan Corp.
Notes to Financial Statements
October 31, 2017 and 2016

7.	Financial Highlights

Selected per share data and ratios are as follows:

	For the Six Months Ended October 31,
	2017	2016	2015	2014	2013
Per share operating performance:
(For a share of common stock outstanding throughout the year):

Net asset value, beginning of year	$12.28	$12.60	$12.52	$12.56	$12.88

Income from investment operations:
Net investment income	.10	.11	.12	.13	.13
Net realized and unrealized gain (loss) on investments	(.02)	(.15)	(.02)	.04	(.32)
Total from investment operations	.08	(.04)	.10	.17	(.19)
Less distributions:
Dividends (from net investment income)	(.12)	(.12)	(.19)	(.19)	(.18)
Capital gains	(.00)	(.00)	(.00)	(.01)	(.01)
Total distributions	(.12)	(.12)	(.19)	(.19)	(.19)

Net asset value - end of year	$12.24	$12.44	$12.43	$12.53	$12.50
Per share value - end of year	$12.24	$12.44	$12.43	$12.53	$12.50
*Total investment return	(0.06)%	(0.04)%	(0.02)%	(0.80)%	(1.94)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$37,429	$38,051	$38,451	$38,769	$38,685
Ratio of expenses to average net assets	1.09%	1.11%	1.09%	1.09%	1.09%
Ratio of net investment income to average net assets	1.63%	1.75%	2.01%	2.07%	2.06%
Portfolio turnover rate	5.55%	7.05%	1.68%	5.76%	5.12%
Average (simple) number of shares outstanding (in thousands)	3,059	3,060	3,092	3,094	3,095

* Total investment return is calculated by dividing the change in market value of a share of common stock during the year, assuming the reinvestment of dividends on the payment date, by the per share market value at the beginning of the year and has been recalculated for all prior periods presented.

Item 2.	Code of Ethics

Not required in this report.

Item 3.	Audit Committee Financial Expert

Not required in this report.

Item 4.	Principal Accountant Fees and Services

Not required in this report.

Item 5.	Audit Committee of Listed Registrants.

Not required in this report.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of October, 31, 2017 is included as part of the financial statement filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

No change in the portfolio managers identified in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)
The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report.  Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 21, 2017

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 21, 2017

By (Signature and Title)	/S/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date:	December 21, 2017